Statement of Stockholders' Equity (Unaudited) (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance, September 30, 2012 at Jun. 20, 2012
Issuance of common stock, net	$ 1	$ 999		$ 1,000
Issuance of common stock, net (in Shares)	50			50
Net loss			(60)	(60)
Balance, September 30, 2012 at Sep. 30, 2012	$ 1	$ 999	$ (60)	$ 940
Balance, September 30, 2012 (in Shares) at Sep. 30, 2012	50